Consolidated Statements of Shareholders' Equity Attributable to Johnson Controls Ordinary Shareholders - USD ($) $ in Millions	Total	Ordinary Shares	Additional Paid-in Capital [Member]	Retained Earnings	Treasury Stock [Member]	AOCI Attributable to Parent [Member]
Beginning balance at Sep. 30, 2013	$ 12,273	$ 7	$ 3,092	$ 9,287	$ (531)	$ 418
Comprehensive income (loss) attributable to Johnson Controls	560	0	0	1,215	0	(655)
Common stock dividend	(586)	0	0	(586)	0	0
Repurchases of common stock	(1,249)	0	0	0	(1,249)	0
Other, including options exercised	(272)	0	(277)	1	4	0
Ending balance at Sep. 30, 2014	11,270	7	3,369	9,915	(1,784)	(237)
Comprehensive income (loss) attributable to Johnson Controls	743	0	0	1,563	0	(820)
Common stock dividend	(681)	0	0	(681)	0	0
Repurchases of common stock	(1,362)	0	0	0	(1,362)	0
Other, including options exercised	(365)	0	(371)	0	6	0
Ending balance at Sep. 30, 2015	10,335	7	3,740	10,797	(3,152)	(1,057)
Stockholders Equity, Change due to Merger	15,808	2	12,157	0	3,649	0
Comprehensive income (loss) attributable to Johnson Controls	(964)	0	0	(868)	0	(96)
Common stock dividend	(752)	0	0	(752)	0	0
Repurchases of common stock	(501)	0	0	0	(501)	0
Other, including options exercised	(192)	0	(208)	0	16	0
Ending balance at Sep. 30, 2016	$ 24,118	$ 9	$ 16,105	$ 9,177	$ (20)	$ (1,153)